Income Tax - Schedule of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax expense (income) [abstract]
Net profit (loss)	€ (23,719)	€ 67,259	€ (101,221)
Tax expense (income)	116	(2,215)	428
Profit (loss) before tax	€ (23,836)	€ 69,474	€ (101,649)
Applicable tax rate	25.00%	27.37%	28.92%
Tax expense (income) at applicable tax rate	€ 5,959	€ (19,018)	€ 29,401
Increase (Decrease) Related To Tax Effect [Abstract]
Tax Effect Of Tax Credits	1,504	1,512	1,739
Tax Effect Of Permanent Differences	(31)	833	(404)
Tax effect of foreign tax rates	(67)	7,323	172
Tax effect of tax losses	(7,037)	0	(28,603)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	0	5,590	0
Tax Effect Of Adjustments Without Tax Incidence	(61)	(129)	(358)
Tax Effect Of Non-Recognition Of Deferred Tax Assets Related To Temporary Differences	331	(24)	(775)
Tax Effect Of Recognition Of Deferred Tax Assets Against Deferred Tax Liabilities	(453)	430	(706)
Tax Effect Of Renegotiation Of Convertible Debt	0	1,370	0
Other tax effects for reconciliation between accounting profit and tax expense (income)	€ (29)	€ (102)	€ (39)
Average effective tax rate	(0.49%)	(3.19%)	(0.42%)